New Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements
4. New Accounting Pronouncements
In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2019-12,
Income Taxes (“Topic 740”): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by eliminating certain exceptions to the general principles in Topic 740 and by clarifying and amending existing guidance to improve consistent application. This ASU is effective for the annual period beginning after December 15, 2020, including interim periods within that annual period. The Company adopted this ASU effective February 1, 2021, and the adoption did not have a material impact on the Company’s condensed consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurement by removing, modifying and adding certain disclosures. This ASU is effective for the annual period beginning after December 15, 2019, including interim periods within that annual period. The Company adopted this guidance effective February 1, 2020. The adoption of this guidance did not have a material impact on the Company’s condensed consolidated financial statements.

3. New Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842), which requires organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. Qualitative and quantitative disclosures are required, and optional practical expedients may be elected. This ASU is effective for the annual period beginning after December 15, 2018, including interim periods within that annual period. Subsequent amendments to the initial guidance have been issued in January 2017, January 2018, and July 2018 within ASU No. 201703, ASU
No. 2018-01,
ASU
No. 2018-10,
and ASU
No. 2018-11
regarding qualitative disclosures, optional practical expedients, codification improvements and an optional transition method to adopt with a cumulative-effect adjustment versus a modified retrospective approach. These updates do not change the core principle of the guidance under ASU
No. 2016-02,
but rather provide implementation guidance. The Company adopted the accounting standard as of February 1, 2019, using the cumulative-effect transition method, which applies the guidance at the beginning of the period of adoption. The Company elected the package of practical expedients permitted, which, among other things, allowed the Company to carry forward the historical lease classification. In addition, the Company made the accounting policy elections to not recognize lease assets and lease liabilities with an initial term of 12 months or less and to not separate lease and non-lease
components. The impact of adoption on the Company’s consolidated balance sheet was the recognition of a ROU asset of $3.0 million and an operating lease liability of $3.0 million, primarily for office and shop space leases that are currently off-balance
sheet. The adoption did not have a material impact on its results of operations nor any material impact on
its cash flows.